Events after the reporting period (Details) $ in Thousands, ₦ in Millions, shares in Millions, R in Millions													1 Months Ended		3 Months Ended
	May 18, 2023 USD ($)	May 18, 2023 NGN (₦)	May 04, 2023 USD ($)	May 04, 2023 ZAR (R)	Apr. 04, 2023 USD ($)	Apr. 04, 2023 NGN (₦)	Feb. 09, 2023 USD ($)	Feb. 09, 2023 NGN (₦)	Jan. 11, 2023 USD ($)	Jan. 11, 2023 NGN (₦)	Jan. 03, 2023 USD ($)	Jan. 03, 2023 NGN (₦)	May 23, 2023 USD ($) Option	Apr. 30, 2023 shares	Mar. 31, 2023 USD ($) Option	Mar. 31, 2022 USD ($)	Jan. 03, 2024	May 23, 2023 NGN (₦)	May 22, 2023 USD ($)	May 22, 2023 ZAR (R)	Mar. 31, 2023 NGN (₦)	Jan. 03, 2023 NGN (₦)	Dec. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities															$ 368,096	$ 54,679
Borrowings															3,455,983								$ 3,344,402
Repayments of borrowings, classified as financing activities															$ 264,345	$ 36,667
Share options Issued | Option															0
Legacy employee share-based payment scheme
Disclosure of non-adjusting events after reporting period [line items]
Percentage of originally granted awards outstanding															16.70%						16.70%
Nigeria 2023 Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Notional amount											$ 270,100				$ 357,900						₦ 165,000.0	₦ 124,500.0
Increase in loan facility							$ 62,800	₦ 29,000.0
Borrowings, interest rate											20.00%											20.00%
Proceeds from borrowings, classified as financing activities											$ 270,100	₦ 124,500.0
Borrowings															$ 300,400						₦ 138,500.0
Nigeria 2023 Term Loan | Forecast | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																	24.00%
Nigeria 2023 Term Loan | Forecast | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																	18.00%
Nigeria 2023 Term Loan | Forecast | Nigerian MPR
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis																	2.50%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities									$ 34,900	₦ 16,100.0
IHS (Nigeria) Limited, IHSN NG2, maturing 2023
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities									$ 21,700	₦ 10,000.0
Drawdown of borrowings | Nigeria 2023 Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Increase in loan facility	$ 24,900	₦ 11,500.0
Proceeds from borrowings, classified as financing activities					$ 33,000	₦ 15,000.0
Borrowings													$ 333,000					₦ 153,500.0
Drawdown of borrowings | IHS SA facility
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities			$ 3,900	R 70.0
Borrowings																			$ 194,700	R 3,470.0
Performance and time based conditions of share-based payment plans met
Disclosure of non-adjusting events after reporting period [line items]
Shares issued on vesting of awards in share-based payment arrangements | shares														0.5
Performance and time based conditions of share-based payment plans met | Legacy employee share-based payment scheme
Disclosure of non-adjusting events after reporting period [line items]
Percentage of awards outstanding at end of last reporting period vested during the period														50.00%
Performance and time based conditions of share-based payment plans met | March 2022 grant, Restricted Stock Units (RSUs)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of awards outstanding at end of last reporting period vested during the period														33.30%
Granting of options under Omnibus employee share-based payment scheme | Omnibus share-based payment plans, April 2023 grant
Disclosure of non-adjusting events after reporting period [line items]
Share options Issued | Option													2,132,134
Granting of options under Omnibus employee share-based payment scheme | Omnibus share-based payment plans, April 2023 grant, RSUs
Disclosure of non-adjusting events after reporting period [line items]
Number of equal vesting occasions													3
Granting of options under Omnibus employee share-based payment scheme | Omnibus share-based payment plans, April 2023 grant, PSUs
Disclosure of non-adjusting events after reporting period [line items]
Vesting period													3 years
Performance measurement period, share-based payment arrangements													3 years